Long-Term Debt	12 Months Ended
Dec. 31, 2022
Long-Term Debt, Current and Noncurrent [Abstract]
Long-Term Debt

Note 10: Long-Term Debt
We issue long-term debt denominated in multiple currencies, predominantly in U.S. dollars. Our issuances, which are generally unsecured, have both fixed and floating interest rates. Principal is repaid upon contractual maturity, unless redeemed at our option at an earlier date. Interest is paid primarily on either a semi-annual or annual basis.
As a part of our overall interest rate risk management strategy, we often use derivatives to manage our exposure to interest rate risk. We also use derivatives to manage our exposure to foreign currency risk. As a result, a majority of the long-term debt presented below is hedged in a fair value or cash flow hedge relationship.
Table 10.1 presents a summary of our long-term debt carrying values, reflecting unamortized debt discounts and premiums, and hedge basis adjustments; unless we have elected the fair value option. See Note 14 (Derivatives) for additional information on qualifying hedge contracts and Note 15 (Fair Values of Assets and Liabilities) for additional information on fair value option elections. The interest rates displayed represent the range of contractual rates in effect at December 31, 2022. These interest rates do not include the effects of any associated derivatives designated in a hedge accounting relationship.

Table 10.1: Long-Term Debt

	December 31,
	2022			2021
(in millions)	Maturity date(s)	Stated interest rate(s)
Wells Fargo & Company (Parent only)
Senior
Fixed-rate notes	2023-2045	0.50-6.75%	$43,749	62,525
Floating-rate notes	2026-2048	3.49-4.74%	1,046	5,535
FixFloat notes	2024-2053	0.81-5.01%	60,752	43,010
Structured notes (1)			6,305	5,874
Total senior debt – Parent			111,852	116,944
Subordinated
Fixed-rate notes (2)	2023-2046	3.45-7.57%	21,379	27,970
Total subordinated debt – Parent			21,379	27,970
Junior subordinated
Fixed-rate notes	2029-2036	5.95-7.95%	827	1,041
Floating-rate notes	2027	4.58-5.08%	343	331
Total junior subordinated debt – Parent (3)			1,170	1,372
Total long-term debt – Parent (2)			134,401	146,286
Wells Fargo Bank, N.A., and other bank entities (Bank)
Senior
Floating-rate notes	2038-2053	4.21-4.54%	117	116
Floating-rate advances – Federal Home Loan Bank (FHLB) (4)	2023-2024	3.71-4.93%	27,000	—
Structured notes (1)			262	307
Finance leases	2023-2029	1.13-17.78%	22	26
Total senior debt – Bank			27,401	449
Subordinated
Fixed-rate notes	2023-2038	5.25-7.74%	4,305	5,387
Total subordinated debt – Bank			4,305	5,387
Junior subordinated
Floating-rate notes	2027	4.73-5.18%	401	388
Total junior subordinated debt – Bank (3)			401	388
Other bank debt (5)	2023-2062	0.24-9.50%	7,082	6,634
Total long-term debt – Bank			$39,189	12,858

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	December 31,
	2022			2021
(in millions)	Maturity date(s)	Stated interest rate(s)
Other consolidated subsidiaries
Senior
Fixed-rate notes	2023	3.46%	$369	398
Structured notes (1)			911	1,147
Total long-term debt – Other consolidated subsidiaries			1,280	1,545
Total long-term debt (6)			$174,870	160,689
(1)Includes certain structured notes that have coupon or repayment terms linked to the performance of debt or equity securities, an embedded equity, commodity, or currency index, or basket of indices, for which the maturity may be accelerated based on the value of a referenced index or security. In addition, a major portion consists of zero coupon notes where interest is paid as part of the final redemption amount.
(2)Includes fixed-rate subordinated notes issued by the Parent at a discount of $121 million and $123 million at December 31, 2022 and 2021, respectively, and debt issuance costs of $2 million at both December 31, 2022 and 2021, to effect a modification of Wells Fargo Bank, N.A., notes. These subordinated notes are carried at their par amount on the consolidated balance sheet of the Parent presented in Note 26 (Parent-Only Financial Statements). In addition, Parent long-term debt presented in Note 26 also includes affiliate related issuance costs of $365 million and $329 million at December 31, 2022 and 2021, respectively.
(3)Includes $401 million and $388 million of junior subordinated debentures held by unconsolidated wholly-owned trust preferred security VIEs at December 31, 2022 and 2021, respectively. In 2021, we liquidated certain of our trust preferred security VIEs. As part of these liquidations, junior subordinated debentures that were held by the trusts with a total carrying value of $332 million, were distributed to third-party investors. See Note 16 (Securitizations and Variable Interest Entities) for additional information about trust preferred security VIEs.
(4)We pledge certain assets as collateral to secure advances from the FHLB. For additional information, see Note 18 (Pledged Assets and Collateral).
(5)Primarily relates to unfunded commitments for LIHTC investments. For additional information, see Note 16 (Securitizations and Variable Interest Entities).
(6)A major portion of long-term debt is redeemable at our option at one or more dates prior to contractual maturity.
The aggregate carrying value of long-term debt that matures (based on contractual payment dates) as of December 31, 2022, in each of the following five years and thereafter is presented in Table 10.2.
Table 10.2: Maturity of Long-Term Debt

	December 31, 2022
(in millions)	2023	2024	2025	2026	2027	Thereafter	Total
Wells Fargo & Company (Parent Only)
Senior debt	$3,712	11,116	14,030	23,189	7,392	52,413	111,852
Subordinated debt	2,620	702	951	2,631	2,343	12,132	21,379
Junior subordinated debt	—	—	—	—	343	827	1,170
Total long-term debt – Parent	6,332	11,818	14,981	25,820	10,078	65,372	134,401
Wells Fargo Bank, N.A., and other bank entities (Bank)
Senior debt	10,003	17,003	176	82	3	134	27,401
Subordinated debt	894	—	149	—	27	3,235	4,305
Junior subordinated debt	—	—	—	—	401	—	401
Other bank debt	2,815	1,613	488	163	54	1,949	7,082
Total long-term debt – Bank	13,712	18,616	813	245	485	5,318	39,189
Other consolidated subsidiaries
Senior debt	463	86	413	222	—	96	1,280
Total long-term debt – Other consolidated subsidiaries	463	86	413	222	—	96	1,280
Total long-term debt	$20,507	30,520	16,207	26,287	10,563	70,786	174,870
As part of our long-term and short-term borrowing arrangements, we are subject to various financial and operational covenants. Some of the agreements under which debt has been issued have provisions that may limit the merger or sale of certain subsidiary banks and the issuance of capital stock or convertible securities by certain subsidiary banks. At December 31, 2022, we were in compliance with all the covenants.